CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 45,564,936	$ (195,155,097)	$ (90,903,374)
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	1,877,848	5,505,067	17,111,083
Comprehensive income (loss)	47,442,784	(189,650,030)	(73,792,291)
Less: comprehensive income (loss) attributable to non-controlling interests	12,667,924	578,842	(81,857)
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ 34,774,860	$ (190,228,872)	$ (73,710,434)